Investment Risks	Jul. 31, 2025
Kansas Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Kansas Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Kansas Municipal Fund | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Kansas Municipal Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Kansas Municipal Fund | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of Kansas, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Kansas municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Kansas Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Kansas Municipal Fund | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Kansas Municipal Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Kansas Municipal Fund | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.
Kansas Municipal Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Kansas Municipal Fund | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Kansas Municipal Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Kansas Municipal Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Kansas Municipal Fund | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Kansas Municipal Fund | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Kansas Municipal Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Kansas Municipal Fund | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Kansas Municipal Fund | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Kansas Municipal Fund | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Kansas Municipal Fund | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Kansas Municipal Fund | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Kansas Municipal Fund | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; and (e) timely and sufficient rate increases.

Kansas Municipal Fund | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Kansas Municipal Fund | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Kansas Municipal Fund | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Kansas Municipal Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Maine Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Maine Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Maine Municipal Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.
Maine Municipal Fund | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Maine Municipal Fund | Non-diversified fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Maine Municipal Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Maine Municipal Fund | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of Maine, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Maine municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Maine Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Maine Municipal Fund | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Maine Municipal Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Maine Municipal Fund | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.
Maine Municipal Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Maine Municipal Fund | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Maine Municipal Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Maine Municipal Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Maine Municipal Fund | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Maine Municipal Fund | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Maine Municipal Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Maine Municipal Fund | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Maine Municipal Fund | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Maine Municipal Fund | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Maine Municipal Fund | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Maine Municipal Fund | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Maine Municipal Fund | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; and (e) timely and sufficient rate increases.

Maine Municipal Fund | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Maine Municipal Fund | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Maine Municipal Fund | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Maine Municipal Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Nebraska Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Nebraska Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nebraska Municipal Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.
Nebraska Municipal Fund | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Nebraska Municipal Fund | Non-diversified fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Nebraska Municipal Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Nebraska Municipal Fund | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of Nebraska, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Nebraska municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Nebraska Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Nebraska Municipal Fund | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Nebraska Municipal Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Nebraska Municipal Fund | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.
Nebraska Municipal Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Nebraska Municipal Fund | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Nebraska Municipal Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Nebraska Municipal Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Nebraska Municipal Fund | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Nebraska Municipal Fund | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Nebraska Municipal Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Nebraska Municipal Fund | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Nebraska Municipal Fund | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Nebraska Municipal Fund | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Nebraska Municipal Fund | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Nebraska Municipal Fund | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Nebraska Municipal Fund | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; and (e) timely and sufficient rate increases.

Nebraska Municipal Fund | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Nebraska Municipal Fund | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Nebraska Municipal Fund | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Nebraska Municipal Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Oklahoma Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Oklahoma Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oklahoma Municipal Fund | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Oklahoma Municipal Fund | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Oklahoma Municipal Fund | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of Oklahoma, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Oklahoma municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Oklahoma Municipal Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Oklahoma Municipal Fund | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Oklahoma Municipal Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Oklahoma Municipal Fund | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.
Oklahoma Municipal Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Oklahoma Municipal Fund | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Oklahoma Municipal Fund | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Oklahoma Municipal Fund | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Oklahoma Municipal Fund | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Oklahoma Municipal Fund | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Oklahoma Municipal Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Oklahoma Municipal Fund | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Oklahoma Municipal Fund | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Oklahoma Municipal Fund | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Oklahoma Municipal Fund | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Oklahoma Municipal Fund | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Oklahoma Municipal Fund | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; and (e) timely and sufficient rate increases.

Oklahoma Municipal Fund | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Oklahoma Municipal Fund | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Oklahoma Municipal Fund | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Oklahoma Municipal Fund | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Viking Tax-Free Fund for Montana | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Viking Tax-Free Fund for Montana | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Viking Tax-Free Fund for Montana | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.
Viking Tax-Free Fund for Montana | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Viking Tax-Free Fund for Montana | Non-diversified fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Viking Tax-Free Fund for Montana | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Viking Tax-Free Fund for Montana | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of Montana, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Montana municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Viking Tax-Free Fund for Montana | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Viking Tax-Free Fund for Montana | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Viking Tax-Free Fund for Montana | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Viking Tax-Free Fund for Montana | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.
Viking Tax-Free Fund for Montana | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Viking Tax-Free Fund for Montana | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Viking Tax-Free Fund for Montana | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Viking Tax-Free Fund for Montana | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Viking Tax-Free Fund for Montana | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Viking Tax-Free Fund for Montana | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Viking Tax-Free Fund for Montana | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Viking Tax-Free Fund for Montana | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Viking Tax-Free Fund for Montana | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Viking Tax-Free Fund for Montana | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Viking Tax-Free Fund for Montana | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Viking Tax-Free Fund for Montana | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Viking Tax-Free Fund for Montana | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state and local regulations; and (e) timely and sufficient rate increases.

Viking Tax-Free Fund for Montana | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Viking Tax-Free Fund for Montana | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Viking Tax-Free Fund for Montana | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Viking Tax-Free Fund for Montana | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Viking Tax-Free Fund for North Dakota | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Viking Tax-Free Fund for North Dakota | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Viking Tax-Free Fund for North Dakota | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.
Viking Tax-Free Fund for North Dakota | General market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General market risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate as a result of market factors such as interest rates, credit spreads, or commodity prices, and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Viking Tax-Free Fund for North Dakota | Non-diversified fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Viking Tax-Free Fund for North Dakota | Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Viking Tax-Free Fund for North Dakota | Single state risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Single state risks. Because the Fund invests primarily in the municipal securities of North Dakota, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the North Dakota municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions.

Viking Tax-Free Fund for North Dakota | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk. Interest rate risk is the risk that debt securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain debt securities held by the Fund is likely to decrease. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Viking Tax-Free Fund for North Dakota | Income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Viking Tax-Free Fund for North Dakota | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices.

Viking Tax-Free Fund for North Dakota | Maturity risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.
Viking Tax-Free Fund for North Dakota | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds-Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds-Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds-Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Viking Tax-Free Fund for North Dakota | Municipal insurance risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Viking Tax-Free Fund for North Dakota | Call risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Viking Tax-Free Fund for North Dakota | Extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Viking Tax-Free Fund for North Dakota | Portfolio strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.
Viking Tax-Free Fund for North Dakota | Inflation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Viking Tax-Free Fund for North Dakota | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Viking Tax-Free Fund for North Dakota | Municipal sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Viking Tax-Free Fund for North Dakota | Risks of health care revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Viking Tax-Free Fund for North Dakota | Risks of housing revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Viking Tax-Free Fund for North Dakota | Risks of transportation revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Viking Tax-Free Fund for North Dakota | Risks of educational revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or sub-state) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Viking Tax-Free Fund for North Dakota | Risks of electric utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of electric utility revenue bonds. The Fund may invest in electric utility revenue bonds. Risks associated with electric utility revenue bonds include: (a) the availability and costs of fuel; (b) the availability and costs of capital; (c) the effects of conservation on energy demand; (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations; and (e) timely and sufficient rate increases.

Viking Tax-Free Fund for North Dakota | Risks of gas utility revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of gas utility revenue bonds. The Fund may invest in gas utility revenue bonds. Gas utilities are subject to the risks of supply conditions and increased competition from other providers of utility services. In addition, gas utilities are affected by gas prices, which may be magnified to the extent that a gas company enters into long-term contracts for the purchase or sale of gas at fixed prices, since such prices may change significantly and to the disadvantage of the gas utility in the open market. Gas utilities are particularly susceptible to supply and demand imbalances due to unpredictable climate conditions and other factors and are subject to regulatory risks as well.

Viking Tax-Free Fund for North Dakota | Risks of water and sewer revenue bonds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of water and sewer revenue bonds. The Fund may invest in water and sewer revenue bonds. Issuers of water and sewer bonds face public resistance to rate increases, costly environmental litigation, and federal environmental mandates. In addition, the lack of water supply due to insufficient rain, run-off, or snow pack may be a concern.

Viking Tax-Free Fund for North Dakota | Cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The Fund’s share price may decline as a result of unauthorized actions taken during a security breach or subsequent market activity in response to the security breach.

Viking Tax-Free Fund for North Dakota | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.